COMMITMENTS - Operating Lease Agreements (Details) - USD ($)	Jan. 31, 2019	Dec. 31, 2018
Operating lease
Obligations under non-cancellable operating lease		$ 1,847,000
Amount deposited with bank to secure lease obligation		$ 140,000
Minimum
Operating lease
Operating lease, term		2 years
Maximum
Operating lease
Operating lease, term		5 years
Israel | Amendment to lease agreement [member]
Operating lease
Obligations under non-cancellable operating lease	$ 400,000
Less than 1 year
Operating lease
Obligations under non-cancellable operating lease		$ 994,000
2-5 years
Operating lease
Obligations under non-cancellable operating lease		$ 853,000